FAIR VALUE MEASUREMENT - Financial assets and liabilities that were measured at fair value, on a recurring basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets, Fair Value Disclosure [Abstract]
Restricted cash and cash equivalents			$ 100
Total assets			100
Liabilities, Fair Value Disclosure [Abstract]
Earn Out Consideration	$ 523	$ 597	332
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Restricted cash and cash equivalents			100
Total assets			100
Liabilities, Fair Value Disclosure [Abstract]
Earn Out Consideration	0
Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Earn Out Consideration	$ 523	$ 597	$ 332